Commitments Contingencies and Guarantees (Tables)	12 Months Ended
Mar. 31, 2011
Commitments Contingencies and Guarantees
Commitments Outstanding

	Millions of yen		Translation into millions of U.S. dollars
	March 31
	2010	2011	2011
Commitments to extend credit	¥228,439	¥264,736	$3,199
Commitments to invest in partnerships	40,203	38,008	459
Commitments to purchase aircraft	—	77,928	942

Contractual Expiry of Commitments

	Millions of yen
	Total contractual amount	Years to Maturity
		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	¥264,736	¥70,621	¥64,289	¥128,105	¥1,721
Commitments to invest in partnerships	38,008	274	23,886	282	13,566
Commitments to purchase aircraft	77,928	24,905	45,066	7,957	—

	Translation into millions of U.S. dollars
	Total contractual amount	Years to Maturity
		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	$3,199	$853	$777	$1,548	$21
Commitments to invest in partnerships	459	3	289	3	164
Commitments to purchase aircraft	942	301	545	96	—

Lease Deposits and Rent Paid

	Millions of yen			Translation into millions of U.S. dollars
	March 31
	2009	2010	2011	2011
Lease deposits	¥9,175	¥6,541	¥4,229	$51
Rent paid during the year	5,432	4,531	4,358	53

Schedule of Future Minimum Lease Payments under Capital Leases

	Millions of yen	Translation into millions of U.S. dollars
	March 31
	2011	2011
Total minimum lease payments	¥49,977	$604
Less: Amount representing interest	(26,680)	(322)

Present value of net lease payments	¥23,297	$282

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 Years	2 to 3 Years	3 to 4 Years	4 to 5 Years	More than 5 years
Minimum lease payments	¥49,977	¥386	¥153	¥86	¥48	¥2,612	¥46,692

	Translation into millions of U.S. dollars
		Years of payment
	Total	Less than 1 year	1 to 2 Years	2 to 3 Years	3 to 4 Years	4 to 5 Years	More than 5 years
Minimum lease payments	$604	$5	$2	$1	$1	$31	$564

Schedule of Future Minimum Rental Payments under Non-Cancelable Operating Leases

	Millions of yen	Translation into millions of U.S. dollars
	March 31
	2011	2011
Total minimum lease payments	¥88,215	$1,066
Less: Sublease rental income	(11,412)	(138)

Net lease payments	¥76,803	$928

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 Years	2 to 3 Years	3 to 4 Years	4 to 5 Years	More than 5 years
Minimum lease payments	¥88,215	¥15,034	¥14,146	¥11,268	¥9,282	¥8,296	¥30,189

	Translation into millions of U.S. dollars
		Years of payment
	Total	Less than 1 year	1 to 2 Years	2 to 3 Years	3 to 4 Years	4 to 5 Years	More than 5 years
Minimum lease payments	$1,066	$182	$171	$136	$112	$100	$365

Information on Derivative Contracts

	Millions of yen				Translation into millions of U.S. dollars
	March 31
	2010		2011
	Carrying value	Maximum Potential Payout / Notional Total	Carrying value	Maximum Potential Payout / Notional Total	Carrying value	Maximum Potential Payout / Notional Total
Derivative contracts(1)	¥2,604,545	¥72,650,089	¥3,539,472	¥101,555,634	$42,768	$1,227,110
Standby letters of credit and other guarantees(2)	340	10,146	267	8,512	3	103

(1)	Credit derivatives are disclosed in Note 4, "Derivative instruments and hedging activities" and are excluded from "Derivative Contracts".
(2)	Collateral held in connection with standby letters of credit and other guarantees as of March 31, 2010 is ¥8,089 million and as of March 31, 2011 is ¥6,761 million ($82 million).

Expiration Information on Derivative Contracts

	Millions of yen
		Maximum Potential Payout/Notional
			Years to Maturity
	Carrying value	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥3,539,472	¥101,555,634	¥37,985,935	¥18,909,144	¥10,705,026	¥33,955,529
Standby letters of credit and other guarantees	267	8,512	205	9	190	8,108

	Translation into millions of U.S. dollars
		Maximum Potential Payout/Notional
			Years to Maturity
	Carrying value	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	$42,768	$1,227,110	$458,989	$228,482	$129,350	$410,289
Standby letters of credit and other guarantees	3	103	2	1	2	98